Convertible debt (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Beginning balance		$ 78,832	$ 0	$ 0
Debt issuance		86,200	71,478	72,856
Interest expense		1,541	483	1,405
Change in fair value		18,965	200	4,571
Conversion to common stock	$ 160,140	(160,140)
Ending balance		25,398	72,161	78,832
Series 1 Convertible Notes
Debt Instrument [Line Items]
Beginning balance		54,975	0	0
Debt issuance		0	48,621
Interest expense		0	0
Change in fair value		8,709	200
Conversion to common stock		(63,684)
Ending balance		0	48,821	54,975
Series 2 Convertible Notes
Debt Instrument [Line Items]
Beginning balance		0	0	0
Debt issuance		86,200	0
Interest expense		0	0
Change in fair value		10,256	0
Conversion to common stock		(96,456)
Ending balance		0	0	0
VRB Convertible bond
Debt Instrument [Line Items]
Beginning balance		23,857	0	0
Debt issuance		0	22,857
Interest expense		1,541	483
Change in fair value		0	0
Conversion to common stock		0
Ending balance		$ 25,398	$ 23,340	$ 23,857